Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Mid Cap Portfolio
March 31, 2023
VIPMID-NPRT1-0523
1.799869.119
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Entertainment - 0.8%
Endeavor Group Holdings, Inc. (a)	872,600	20,881,318
Live Nation Entertainment, Inc. (a)	184,494	12,914,580
Spotify Technology SA (a)(b)	142,200	19,000,764
		52,796,662
Interactive Media & Services - 0.8%
Bumble, Inc. (a)	1,322,000	25,845,100
IAC, Inc. (a)	530,975	27,398,310
		53,243,410
Media - 0.5%
Interpublic Group of Companies, Inc.	891,942	33,215,920
TOTAL COMMUNICATION SERVICES		139,255,992
CONSUMER DISCRETIONARY - 12.9%
Distributors - 0.2%
Pool Corp. (b)	39,500	13,526,380
Diversified Consumer Services - 0.5%
European Wax Center, Inc. (b)	450,100	8,551,900
Grand Canyon Education, Inc. (a)	210,300	23,953,170
		32,505,070
Hotels, Restaurants & Leisure - 4.5%
Amadeus IT Holding SA Class A (a)	554,300	37,184,417
ARAMARK Holdings Corp. (b)	1,248,458	44,694,796
Bowlero Corp. Class A (a)	1,539,800	26,099,610
Caesars Entertainment, Inc. (a)	338,906	16,542,002
Churchill Downs, Inc.	405,052	104,118,617
Jubilant Foodworks Ltd.	750,700	4,032,967
Light & Wonder, Inc. Class A (a)	428,100	25,707,405
Noodles & Co. (a)(c)	3,054,960	14,816,556
Xponential Fitness, Inc. (a)(b)	670,777	20,384,913
		293,581,283
Household Durables - 1.7%
KB Home	371,618	14,931,611
NVR, Inc. (a)	7,258	40,442,955
Taylor Morrison Home Corp. (a)	1,306,712	49,994,801
Vizio Holding Corp. (a)(b)	933,000	8,564,940
		113,934,307
Leisure Products - 0.4%
YETI Holdings, Inc. (a)(b)	612,820	24,512,800
Specialty Retail - 3.6%
Academy Sports & Outdoors, Inc. (b)	710,030	46,329,458
America's Car Mart, Inc. (a)	101,049	8,004,091
Dick's Sporting Goods, Inc.	397,536	56,406,383
Five Below, Inc. (a)(b)	261,946	53,953,018
Floor & Decor Holdings, Inc. Class A (a)(b)	149,600	14,693,712
Revolve Group, Inc. (a)(b)	352,381	9,267,620
Williams-Sonoma, Inc. (b)	413,923	50,357,872
		239,012,154
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	294,139	132,230,187
TOTAL CONSUMER DISCRETIONARY		849,302,181
CONSUMER STAPLES - 4.8%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	99,800	32,804,260
Food & Staples Retailing - 3.6%
BJ's Wholesale Club Holdings, Inc. (a)	1,055,199	80,268,988
Performance Food Group Co. (a)	1,011,100	61,009,774
Sprouts Farmers Market LLC (a)	1,045,200	36,613,356
U.S. Foods Holding Corp. (a)	1,585,540	58,569,848
		236,461,966
Food Products - 0.6%
Nomad Foods Ltd. (a)	1,330,001	24,924,219
Westrock Coffee Holdings (b)	1,018,217	12,462,976
		37,387,195
Personal Products - 0.1%
Olaplex Holdings, Inc. (a)	2,118,400	9,045,568
TOTAL CONSUMER STAPLES		315,698,989
ENERGY - 4.3%
Energy Equipment & Services - 2.4%
Baker Hughes Co. Class A	1,222,548	35,282,735
Nextier Oilfield Solutions, Inc. (a)	3,392,300	26,968,785
NOV, Inc.	704,000	13,031,040
TechnipFMC PLC (a)	3,787,900	51,704,835
Valaris Ltd. (a)	409,761	26,659,051
		153,646,446
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. (a)	870,425	20,098,113
Cheniere Energy, Inc.	121,870	19,206,712
Hess Corp.	132,988	17,599,632
Magnolia Oil & Gas Corp. Class A	747,031	16,345,038
New Fortress Energy, Inc. (b)	764,162	22,489,288
Ovintiv, Inc.	348,900	12,588,312
Range Resources Corp.	718,368	19,015,201
		127,342,296
TOTAL ENERGY		280,988,742
FINANCIALS - 13.5%
Banks - 3.7%
Associated Banc-Corp.	1,235,600	22,216,088
Bancorp, Inc., Delaware (a)	1,831,222	50,999,533
Cadence Bank	615,000	12,767,400
East West Bancorp, Inc.	1,006,817	55,878,344
Popular, Inc.	525,827	30,187,728
Signature Bank	299,630	54,832
Wintrust Financial Corp.	969,441	70,720,721
		242,824,646
Capital Markets - 2.2%
Ameriprise Financial, Inc.	122,327	37,493,226
Northern Trust Corp.	451,055	39,751,477
Raymond James Financial, Inc.	405,697	37,839,359
TMX Group Ltd.	270,900	27,360,599
		142,444,661
Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	1,200,044	30,469,117
Financial Services - 1.5%
Essent Group Ltd.	583,404	23,365,330
Euronet Worldwide, Inc. (a)	406,122	45,445,052
Shift4 Payments, Inc. (a)(b)	427,800	32,427,240
		101,237,622
Insurance - 5.6%
American Financial Group, Inc.	215,313	26,160,530
Arch Capital Group Ltd. (a)	852,500	57,859,175
Assurant, Inc.	208,627	25,049,844
Hartford Financial Services Group, Inc.	694,522	48,401,238
Old Republic International Corp.	1,726,310	43,105,961
Primerica, Inc.	455,347	78,428,967
Reinsurance Group of America, Inc.	467,178	62,022,551
Selective Insurance Group, Inc.	307,600	29,323,508
		370,351,774
TOTAL FINANCIALS		887,327,820
HEALTH CARE - 8.8%
Biotechnology - 1.7%
Argenx SE ADR (a)	35,652	13,283,222
Blueprint Medicines Corp. (a)	159,900	7,193,901
Exelixis, Inc. (a)	1,542,860	29,946,913
Legend Biotech Corp. ADR (a)	213,500	10,294,970
United Therapeutics Corp. (a)	211,400	47,345,144
		108,064,150
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	728,243	36,433,997
Envista Holdings Corp. (a)	507,866	20,761,562
Hologic, Inc. (a)	285,772	23,061,800
Masimo Corp. (a)	220,100	40,617,254
ResMed, Inc.	83,585	18,304,279
The Cooper Companies, Inc.	76,439	28,539,265
Zimmer Biomet Holdings, Inc.	373,832	48,299,094
		216,017,251
Health Care Providers & Services - 2.0%
agilon health, Inc. (a)	1,011,200	24,016,000
Guardant Health, Inc. (a)	166,000	3,891,040
Modivcare, Inc. (a)	101,600	8,542,528
Molina Healthcare, Inc. (a)	121,468	32,491,475
Option Care Health, Inc. (a)	1,937,020	61,539,125
		130,480,168
Health Care Technology - 0.3%
Evolent Health, Inc. (d)	573,000	17,664,158
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	55,800	26,729,316
ICON PLC (a)	71,100	15,186,249
Thermo Fisher Scientific, Inc.	32,661	18,824,821
		60,740,386
Pharmaceuticals - 0.6%
UCB SA	468,200	41,859,973
TOTAL HEALTH CARE		574,826,086
INDUSTRIALS - 23.1%
Aerospace & Defense - 2.1%
AerSale Corp. (a)	971,300	16,725,786
Axon Enterprise, Inc. (a)(b)	211,754	47,612,887
Howmet Aerospace, Inc.	1,070,552	45,359,288
Spirit AeroSystems Holdings, Inc. Class A	730,900	25,237,977
		134,935,938
Air Freight & Logistics - 0.6%
GXO Logistics, Inc. (a)(b)	837,232	42,246,727
Building Products - 1.2%
Builders FirstSource, Inc. (a)	887,571	78,798,553
Commercial Services & Supplies - 0.5%
Driven Brands Holdings, Inc. (a)	1,123,321	34,047,860
Construction & Engineering - 2.0%
Quanta Services, Inc.	363,969	60,651,794
Willscot Mobile Mini Holdings (a)	1,558,619	73,068,059
		133,719,853
Electrical Equipment - 4.0%
Acuity Brands, Inc. (b)	291,423	53,251,725
AMETEK, Inc.	402,626	58,513,637
Array Technologies, Inc. (a)	1,008,100	22,057,228
Generac Holdings, Inc. (a)	312,490	33,752,045
Regal Rexnord Corp.	495,764	69,768,868
Sunrun, Inc. (a)(b)	1,311,746	26,431,682
		263,775,185
Ground Transportation - 0.8%
J.B. Hunt Transport Services, Inc.	131,300	23,037,898
RXO, Inc.	870,300	17,092,692
U-Haul Holding Co. (b)	197,700	11,792,805
		51,923,395
Machinery - 5.0%
Chart Industries, Inc. (a)	264,900	33,218,460
Crane Holdings Co. (b)	649,736	73,745,036
Fortive Corp.	761,814	51,932,860
IDEX Corp.	193,294	44,656,713
Ingersoll Rand, Inc.	528,100	30,724,858
ITT, Inc.	1,055,609	91,099,057
		325,376,984
Marine - 0.3%
Clarkson PLC	481,675	18,360,603
Professional Services - 5.4%
ASGN, Inc. (a)	488,106	40,351,723
Concentrix Corp.	268,271	32,608,340
FTI Consulting, Inc. (a)	279,000	55,060,650
Genpact Ltd.	911,458	42,127,589
KBR, Inc.	1,423,039	78,338,297
Maximus, Inc.	520,499	40,963,271
WNS Holdings Ltd. sponsored ADR (a)	687,837	64,085,773
		353,535,643
Trading Companies & Distributors - 1.2%
NOW, Inc. (a)	1,922,800	21,439,220
RS GROUP PLC	3,305,299	37,267,590
Univar Solutions, Inc. (a)	558,957	19,580,264
		78,287,074
TOTAL INDUSTRIALS		1,515,007,815
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 0.7%
Digi International, Inc. (a)	1,379,301	46,454,858
Electronic Equipment & Components - 3.5%
CDW Corp.	181,176	35,309,391
Flex Ltd. (a)	3,307,300	76,100,973
Jabil, Inc. (b)	1,370,175	120,794,628
		232,204,992
IT Services - 0.4%
Endava PLC ADR (a)	149,000	10,009,820
GoDaddy, Inc. (a)	133,854	10,403,133
Wix.com Ltd. (a)	99,800	9,960,040
		30,372,993
Semiconductors & Semiconductor Equipment - 4.1%
Axcelis Technologies, Inc. (a)	137,900	18,375,175
Marvell Technology, Inc.	303,978	13,162,247
MKS Instruments, Inc. (b)	438,571	38,866,162
Nova Ltd. (a)	193,800	20,246,286
onsemi (a)	760,214	62,580,816
Skyworks Solutions, Inc.	166,400	19,631,872
SolarEdge Technologies, Inc. (a)	134,643	40,924,740
Teradyne, Inc.	495,245	53,243,790
		267,031,088
Software - 1.6%
Black Knight, Inc. (a)	174,257	10,030,233
Dynatrace, Inc. (a)	1,433,049	60,617,973
PowerSchool Holdings, Inc. (a)	834,800	16,545,736
Zoom Video Communications, Inc. Class A (a)	235,500	17,389,320
		104,583,262
Technology Hardware, Storage & Peripherals - 0.2%
Corsair Gaming, Inc. (a)(b)	656,247	12,042,132
TOTAL INFORMATION TECHNOLOGY		692,689,325
MATERIALS - 7.5%
Chemicals - 2.7%
Axalta Coating Systems Ltd. (a)	1,242,300	37,629,267
Cabot Corp.	447,600	34,304,064
Celanese Corp. Class A	324,237	35,306,167
CF Industries Holdings, Inc.	215,141	15,595,571
Element Solutions, Inc.	2,726,105	52,641,088
		175,476,157
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	141,537	50,254,127
Containers & Packaging - 0.7%
Avery Dennison Corp.	241,783	43,262,232
Metals & Mining - 3.3%
Agnico Eagle Mines Ltd. (Canada)	311,857	15,898,592
Commercial Metals Co.	556,100	27,193,290
First Quantum Minerals Ltd.	2,634,000	60,553,740
Reliance Steel & Aluminum Co.	274,227	70,405,040
Wheaton Precious Metals Corp.	961,700	46,316,724
		220,367,386
TOTAL MATERIALS		489,359,902
REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Alexandria Real Estate Equities, Inc.	176,583	22,177,059
CubeSmart	1,188,300	54,923,226
EastGroup Properties, Inc.	372,700	61,614,764
Equity Lifestyle Properties, Inc.	282,900	18,991,077
Essex Property Trust, Inc.	90,300	18,885,342
Invitation Homes, Inc.	1,387,472	43,330,751
Lamar Advertising Co. Class A	633,381	63,268,428
Mid-America Apartment Communities, Inc.	100,105	15,119,859
National Retail Properties, Inc.	537,811	23,744,356
Ryman Hospitality Properties, Inc.	552,100	49,539,933
Sun Communities, Inc.	133,600	18,821,568
Terreno Realty Corp.	253,100	16,350,260
Ventas, Inc.	1,078,237	46,741,574
		453,508,197
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	388,428	28,281,443
TOTAL REAL ESTATE		481,789,640
UTILITIES - 4.3%
Electric Utilities - 2.3%
Constellation Energy Corp.	549,300	43,120,050
OGE Energy Corp.	1,739,800	65,520,868
PG&E Corp. (a)	2,521,000	40,764,570
		149,405,488
Independent Power and Renewable Electricity Producers - 1.6%
Clearway Energy, Inc. Class C (b)	1,141,954	35,777,419
NextEra Energy Partners LP	580,523	35,266,772
The AES Corp.	1,527,338	36,778,299
		107,822,490
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	482,600	27,923,236
TOTAL UTILITIES		285,151,214
TOTAL COMMON STOCKS (Cost $5,047,837,565)		6,511,397,706

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	37,819,022	37,826,586
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	267,997,130	268,023,929
TOTAL MONEY MARKET FUNDS (Cost $305,850,515)		305,850,515

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $5,353,688,080)	6,817,248,221
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(256,897,414)
NET ASSETS - 100.0%	6,560,350,807

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,664,158 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Evolent Health, Inc.	3/28/23	16,617,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	101,362,444	305,568,501	369,104,359	905,634	-	-	37,826,586	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	208,510,362	430,849,385	371,335,818	623,801	-	-	268,023,929	0.8%
Total	309,872,806	736,417,886	740,440,177	1,529,435	-	-	305,850,515

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Noodles & Co.	16,771,730	-	-	-	-	(1,955,174)	14,816,556
Total	16,771,730	-	-	-	-	(1,955,174)	14,816,556

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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